Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Inventories Abstract
Concentrate inventory	$ 2,556	$ 3,199
Stockpile	1,234	1,715
Material and supplies	4,553	4,210
Total inventories	$ 8,343	$ 9,124